Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 59.0%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,467,380	17,666,444
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	10,628,384	60,688,073
DWS Floating Rate Fund "Institutional" (a)	5,835,697	44,584,724
DWS Global Macro Fund "Institutional" (a)	3,467,713	35,231,965
DWS RREEF Global Infrastructure Fund "Institutional" (a)	3,987,721	59,217,651
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,728,688	36,060,440
Total Mutual Funds (Cost $272,945,899)		253,449,297

Exchange-Traded Funds 24.6%
iShares Global Infrastructure ETF	141,313	6,729,325
iShares JP Morgan USD Emerging Markets Bond ETF	238,293	21,367,733
iShares Preferred & Income Securities ETF	459,281	14,802,627
SPDR Blackstone Senior Loan ETF	280,331	11,804,738
SPDR Bloomberg Convertible Securities ETF	635,878	46,444,529
SPDR S&P Global Natural Resources ETF	73,958	4,284,387
Total Exchange-Traded Funds (Cost $97,007,958)		105,433,339

Cash Equivalents 16.4%
DWS Central Cash Management Government Fund, 5.36% (a) (b)	30,135,089	30,135,089
DWS ESG Liquidity Fund "Institutional", 5.42% (a) (b)	40,232,793	40,220,723
Total Cash Equivalents (Cost $70,358,157)		70,355,812

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $440,312,014)	100.0	429,238,448
Other Assets and Liabilities, Net	(0.0)	(83,546)
Net Assets	100.0	429,154,902
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Mutual Funds 59.0%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
16,984,587	267,282	—	—	414,575	267,282	—	2,467,380	17,666,444
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
59,589,066	358,168	—	—	740,839	358,168	—	10,628,384	60,688,073
DWS Floating Rate Fund "Institutional" (a)
43,718,798	979,216	—	—	(113,290)	979,216	—	5,835,697	44,584,724
DWS Global Macro Fund "Institutional" (a)
34,395,150	39,833	—	—	796,982	39,833	—	3,467,713	35,231,965
DWS RREEF Global Infrastructure Fund "Institutional" (a)
58,739,124	317,294	—	—	161,233	317,294	—	3,987,721	59,217,651

Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
DWS RREEF Real Estate Securities Fund "Institutional" (a)
36,053,065	211,541	—	—	(204,166)	211,541	—	1,728,688	36,060,440
Cash Equivalents 16.4%
DWS Central Cash Management Government Fund, 5.36% (a) (b)
28,907,178	4,816,708	3,588,797	—	—	387,368	—	30,135,089	30,135,089
DWS ESG Liquidity Fund "Institutional", 5.42% (a) (b)
39,701,601	535,142	—	—	(16,020)	535,178	—	40,232,793	40,220,723
318,088,569	7,525,184	3,588,797	—	1,780,153	3,095,880	—	98,483,465	323,805,109

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$253,449,297	$—	$—	$253,449,297
Exchange-Traded Funds	105,433,339	—	—	105,433,339
Short-Term Investments	70,355,812	—	—	70,355,812
Total	$429,238,448	$—	$—	$429,238,448
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2AAA-PH1
R-080548-2 (1/25)